As filed with the U.S. Securities and Exchange Commission on June 21, 2013

Securities Act File No. 033-97598

Investment Company Act File No. 811-09102

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 311	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 313	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

Continuous

(June 21, 2013)

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of iShares, Inc.:

iShares MSCI Colombia Capped ETF

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 311 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 21st day of June, 2013.

iSHARES, INC.

By:
Michael Latham*
President and Director
Date: June 21, 2013

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 311 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Director
Date: June 21, 2013

John E. Martinez*
Director
Date: June 21, 2013

George G.C. Parker*
Director
Date: June 21, 2013

Cecilia H. Herbert*
Director
Date: June 21, 2013

Charles A. Hurty*
Director
Date: June 21, 2013

John E. Kerrigan*
Director
Date: June 21, 2013

Robert H. Silver*
Director
Date: June 21, 2013

Robert S. Kapito*
Director
Date: June 21, 2013

Madhav V. Rajan*
Director
Date: June 21, 2013

/s/ Jack Gee
Jack Gee
Treasurer
Date: June 21, 2013

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact
Date: June 21, 2013

*	Powers of Attorney, each dated December 6, 2011, for Michael A. Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 221, filed March 15, 2012.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase